Other investments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Other investments	Other investments

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,040	—	717
Contingent consideration	364	1,522	237	1,680
Other	214	108	43	147
	578	2,670	280	2,544
aThe majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	20	27,191	—	—	27,191
Derivative financial instruments	30	—	12,402	348	12,750
Cash and cash equivalents	25	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	22	(58,660)	—	—	(58,660)
Derivative financial instruments	30	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	28	(8,611)	—	—	(8,611)
Finance debt	26	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)